Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 1, 2012
Registrant Name	dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001209466
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 1, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2012
Prospectus Date	rr_ProspectusDate	Aug 31, 2011

PowerShares Golden Dragon Halter USX China Portfolio (Prospectus Summary): | PowerShares Golden Dragon Halter USX China Portfolio
PowerShares Golden Dragon Halter USX China Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 1, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Aerospace & Defense Portfolio

PowerShares Cleantech TM Portfolio

PowerShares DWA Technical Leaders TM Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares Morningstar StockInvestor Core Portfolio

PowerShares S&P 500 BuyWrite Portfolio

PowerShares S&P 500 ® High Quality Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

Effective April 30, 2012, the NASDAQ OMX Group, Inc. replaced the Halter Financial Group, Inc. as the index provider for the Halter USX China Index SM (the "Underlying Index"), the underlying index of the PowerShares Golden Dragon Halter USX China Portfolio (the "Fund"). Also effective April 30, 2012, the name of the Fund changed to the PowerShares Golden Dragon China Portfolio.

Effective June 15, 2012, the name of the Underlying Index will change to the NASDAQ Golden Dragon China Index. Also effective June 15, 2012, the methodology by which the Underlying Index is formulated will change.

As of April 30, 2012, the Prospectus is changed as follows:

•  All references to PowerShares Golden Dragon Halter USX China Portfolio are deleted and replaced with PowerShares Golden Dragon China Portfolio.

•  All references to Halter Financial Group, Inc. are deleted and replaced with the NASDAQ OMX Group, Inc.

On June 15, 2012, the Prospectus will be changed as follows:

•  All references to Halter USX China Index SM are deleted and replaced with NASDAQ Golden Dragon China Index.

• On page 25, the first paragraph under the section titled "PowerShares Golden Dragon China Portfolio—Summary Information—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Fund generally will invest at least 80% of its total assets in equity securities of companies deriving a majority of their revenues from the People's Republic of China. The Fund generally will invest at least 90% of its total assets in equity securities that comprise the Underlying Index. The Underlying Index is composed of securities of U.S. exchange-listed companies that are headquartered or incorporated in the People's Republic of China. Strictly in accordance with its existing guidelines and mandated procedures, NASDAQ OMX Group, Inc. (the "Index Provider") includes securities in the Underlying Index to provide access to the unique economic opportunities taking place in China while still providing investors with the transparency offered with U.S.-listed securities. Securities in the Underlying Index have a minimum market capitalization of $100 million and a minimum three-month average daily dollar trading volume of $250,000, and may include common stocks, ordinary shares, American depositary receipts ("ADRs"), shares of beneficial interest, limited partnership interests or tracking stocks.

• The table on page 28 under the section "PowerShares Golden Dragon China Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2010" is hereby deleted and replaced with the following:
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Golden Dragon Halter USX China Portfolio	Return Before Taxes		11.32%	15.01%	11.53%	Dec 9, 2004
After Taxes on Distributions PowerShares Golden Dragon Halter USX China Portfolio	Return After Taxes on Distributions		11.04%	14.65%	11.17%	Dec 9, 2004
After Taxes on Distributions and Sales PowerShares Golden Dragon Halter USX China Portfolio	Return After Taxes on Distributions and Sale of Fund Shares		7.35%	12.98%	9.91%	Dec 9, 2004
MSCI China Index (reflects no deduction for fees, expenses or taxes) PowerShares Golden Dragon Halter USX China Portfolio	MSCI China Index (reflects no deduction for fees, expenses or taxes)		4.63%	20.48%	19.70%	Dec 9, 2004
FTSE/Xinhua China Index (reflects no deduction for fees, expenses or taxes) PowerShares Golden Dragon Halter USX China Portfolio	FTSE/Xinhua China Index (reflects no deduction for fees, expenses or taxes)		0.10%	15.51%	14.26%	Dec 9, 2004
S&P 500 ® Index (reflects no deduction for fees, expenses or taxes) PowerShares Golden Dragon Halter USX China Portfolio	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)		15.08%	2.29%	3.25%	Dec 9, 2004
NASDAQ Golden Dragon China Index (reflects no deduction for fees, expenses or taxes) PowerShares Golden Dragon Halter USX China Portfolio	NASDAQ Golden Dragon China Index (reflects no deduction for fees, expenses or taxes)	[1]	12.31%	15.73%	12.24%	Dec 9, 2004
[1]	Prior to June 15, 2012, the NASDAQ Golden Dragon China Index was named the Halter USX China Index SM .

Please Retain This Supplement For Future Reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
PowerShares Golden Dragon Halter USX China Portfolio (Prospectus Summary): | PowerShares Golden Dragon Halter USX China Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Golden Dragon Halter USX China Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 1, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Aerospace & Defense Portfolio

PowerShares Cleantech TM Portfolio

PowerShares DWA Technical Leaders TM Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares Morningstar StockInvestor Core Portfolio

PowerShares S&P 500 BuyWrite Portfolio

PowerShares S&P 500 ® High Quality Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

Effective April 30, 2012, the NASDAQ OMX Group, Inc. replaced the Halter Financial Group, Inc. as the index provider for the Halter USX China Index SM (the "Underlying Index"), the underlying index of the PowerShares Golden Dragon Halter USX China Portfolio (the "Fund"). Also effective April 30, 2012, the name of the Fund changed to the PowerShares Golden Dragon China Portfolio.

Effective June 15, 2012, the name of the Underlying Index will change to the NASDAQ Golden Dragon China Index. Also effective June 15, 2012, the methodology by which the Underlying Index is formulated will change.

As of April 30, 2012, the Prospectus is changed as follows:

•  All references to PowerShares Golden Dragon Halter USX China Portfolio are deleted and replaced with PowerShares Golden Dragon China Portfolio.

•  All references to Halter Financial Group, Inc. are deleted and replaced with the NASDAQ OMX Group, Inc.

On June 15, 2012, the Prospectus will be changed as follows:

•  All references to Halter USX China Index SM are deleted and replaced with NASDAQ Golden Dragon China Index.

Investment Strategy, Heading	rr_StrategyHeading	• On page 25, the first paragraph under the section titled "PowerShares Golden Dragon China Portfolio—Summary Information—Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund generally will invest at least 80% of its total assets in equity securities of companies deriving a majority of their revenues from the People's Republic of China. The Fund generally will invest at least 90% of its total assets in equity securities that comprise the Underlying Index. The Underlying Index is composed of securities of U.S. exchange-listed companies that are headquartered or incorporated in the People's Republic of China. Strictly in accordance with its existing guidelines and mandated procedures, NASDAQ OMX Group, Inc. (the "Index Provider") includes securities in the Underlying Index to provide access to the unique economic opportunities taking place in China while still providing investors with the transparency offered with U.S.-listed securities. Securities in the Underlying Index have a minimum market capitalization of $100 million and a minimum three-month average daily dollar trading volume of $250,000, and may include common stocks, ordinary shares, American depositary receipts ("ADRs"), shares of beneficial interest, limited partnership interests or tracking stocks.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	• The table on page 28 under the section "PowerShares Golden Dragon China Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2010" is hereby deleted and replaced with the following:
Supplement Closing	ck0001209466_SupplementClosingTextBlock	Please Retain This Supplement For Future Reference.
PowerShares Golden Dragon Halter USX China Portfolio | PowerShares Golden Dragon Halter USX China Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGJ
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares Golden Dragon Halter USX China Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares Golden Dragon Halter USX China Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares Golden Dragon Halter USX China Portfolio | MSCI China Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI China Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	20.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares Golden Dragon Halter USX China Portfolio | FTSE/Xinhua China Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FTSE/Xinhua China Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares Golden Dragon Halter USX China Portfolio | S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares Golden Dragon Halter USX China Portfolio | NASDAQ Golden Dragon China Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ Golden Dragon China Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004

[1]	Prior to June 15, 2012, the NASDAQ Golden Dragon China Index was named the Halter USX China Index SM .